Segment and Geographic Information - Schedule of Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Segment Reporting [Line Items]
Total revenues	$ 285,781	$ 333,838	$ 910,071	$ 1,026,756
Depreciation and amortization	77,994	89,233	254,506	296,961
Interest and debt expense	55,566	69,860	185,081	196,880
Storage and handling	11,200	12,406	37,923	33,388
Repair costs	1,755	2,274	6,857	7,424
Other operating expenses	1,313	1,085	4,016	4,536
Administrative expenses	26,682	31,426	79,143	79,839
Other (income) expenses	358	265	900	2,499
Leasing margin	110,913	127,289	341,645	405,229
Net trading margin	1,575	646	2,627	1,994
Net gain (loss) on sale of leasing equipment	48,789	3,167	49,368	21,722
Income (loss) before income taxes	161,277	131,102	393,640	428,945
Total assets	8,610,941	10,036,094	8,610,941	10,036,094	$ 9,814,420
Purchases of leasing equipment and investment in sales-type leases	107,560	914,085	324,196	1,014,279
Equipment Leasing | Operating Segments
Segment Reporting [Line Items]
Total revenues	283,756	332,011	904,758	1,021,083
Depreciation and amortization	77,804	89,044	253,954	296,389
Interest and debt expense	55,169	69,231	183,379	195,610
Storage and handling	11,200	12,406	37,923	33,388
Repair costs	1,755	2,274	6,857	7,424
Other operating expenses	1,313	1,085	4,016	4,536
Administrative expenses	26,174	31,112	77,896	78,949
Other (income) expenses	358	265	900	2,499
Leasing margin	109,983	126,594	339,833	402,288
Net trading margin	0	0	0	0
Net gain (loss) on sale of leasing equipment	48,789	3,167	49,368	21,722
Total assets	8,505,380	9,934,916	8,505,380	9,934,916
Purchases of leasing equipment and investment in sales-type leases	107,560	914,085	324,196	1,014,279
Equipment Trading | Operating Segments
Segment Reporting [Line Items]
Total revenues	2,025	1,827	5,313	5,673
Depreciation and amortization	190	189	552	572
Interest and debt expense	397	629	1,702	1,270
Storage and handling	0	0	0	0
Repair costs	0	0	0	0
Other operating expenses	0	0	0	0
Administrative expenses	508	314	1,247	890
Other (income) expenses	0	0	0	0
Leasing margin	930	695	1,812	2,941
Net trading margin	1,575	646	2,627	1,994
Net gain (loss) on sale of leasing equipment	0	0	0	0
Total assets	105,561	101,178	105,561	101,178
Purchases of leasing equipment and investment in sales-type leases	$ 0	$ 0	$ 0	$ 0